Income tax	12 Months Ended
Dec. 31, 2023
Income tax
Income tax
24.	Income tax

The Company is incorporated in Cyprus under the Cyprus Companies Law, but the business activity of the Group and joint ventures is subject to taxation in multiple jurisdictions, the most significant of which include:

Cyprus

The Company is subject to 12.5% corporate income tax applied to its worldwide income. On December 9, 2021, the Minister of Finance presented to parliament the proposed Cyprus budgetary plan for 2022 and envisaged fiscal policy plan for the next three-year period, including an outline of the government’s vision with respect to a possible reform of the Cyprus tax system. Specifically, an increase of the corporate income tax rate from 12.5% to 15% is envisaged, in line with the OECD Inclusive Framework’s Pillar Two agreement. The European Commission’s proposal indicates that the new rules should be transposed into domestic law by EU Member States by June 30, 2023. Once duly adopted, it is proposed to take effect from January 1, 2024.

The Company is exempt from the special contribution to the Defense Fund on dividends received from abroad.

In 2020 the Company obtained a written confirmation from the Cyprus tax authorities in the form of a tax ruling in which the Cyprus tax authorities accept in writing not to impose any deemed dividend distribution liability since the Company is a public entity and it is impossible to identify the final minor shareholders.

The Russian Federation

The Company’s subsidiaries incorporated in the Russian Federation are subject to corporate income tax at the standard rate of 20% applied to their taxable income and 15% applied to income received from Russian government bonds.

The Protocol of September 8, 2020 effective from January 1, 2021 established a withholding tax rate of 15% in respect of interest and dividend income paid to Cyprus (though it provides for a number of exceptions where the lower rates of 5% or 0% are envisaged). The Company believes that it fulfills the conditions for application of the reduced 5% tax rate under the amended Russia-Cyprus Double Tax Treaty in respect of dividend income.

Republic of Kazakhstan

The Company’s subsidiary incorporated in Kazakhstan is subject to corporate income tax at the standard rate of 20% applied to its taxable income.

24.	Income tax (continued)

The major components of income tax expense for the years ended 31 December 2023, 2022 and 2021 are:

	2021	2022	2023
Total tax expense
Current income tax expense	(178)	(163)	(262)
Deferred tax benefit/(expense)	(312)	(381)	2
Income tax expense reported in the statement of profit or loss	(490)	(544)	(260)

Deferred income tax assets and liabilities, including assets and liabilities held for sale as of December 31, 2023 and 2022, relate to the following:

	Consolidated statement of		Consolidated statement of
	financial position as of		comprehensive income for the
	December 31		year ended
	2022	2023	2022		2023
			PL	OCI	PL	OCI
Intangible assets	(716)	104	61	—	820	—
Trade and other payables	493	406	230	—	(87)	—
Trade and other receivables	6	106	(64)	—	83	—
Debt instruments	—	143	(9)	(52)	23	123
Tax loss carry forwards	3	26	(24)	—	23	—
Loans issued	(33)	105	(25)	—	138	—
Lease obligations	43	86	(91)	—	43	—
Property and equipment	(103)	150	37	—	253	—
Taxes on unremitted earnings	(1,122)	(72)	(257)	—	1,050	—
Other	(210)	(116)	(127)	—	91	—
Net deferred income tax assets/ (liabilities)	(1,639)	938	(269)	(52)	2,437	123
including:
Deferred tax assets	208	29
Deferred tax assets held for sale	—	985
Deferred tax liabilities	(1,847)	(76)

Deferred tax assets and liabilities are not offset because they do not relate to income taxes levied by the same tax authority on the same taxable entity.

Reconciliation of deferred income tax asset/(liability), net:

	2021	2022	2023
Deferred income tax asset/(liability), net as of January 1	(952)	(1,139)	(1,639)
Effect of business combinations	—	(179)	17
Deferred tax benefit/(expense)	(187)	(321)	2,560
Deferred tax assets held for sale	—	—	(985)
Deferred income tax asset/(liability), net as of December 31	(1,139)	(1,639)	(47)

As of December 31, 2023 the Group does not intend to distribute a portion of its accumulated unremitted earnings in the amount of 92 (2022 – 18,303). The amount of tax that the Group would pay to distribute them would be 5 (2022 - 915). Unremitted earnings include all earnings that were recognized by the Group’s subsidiaries and that are expected to be distributed to the holding company.

24.	Income tax (continued)

Theoretical and actual income tax expense, including tax expense from discontinued operations is reconciled as follows:

	2021	2022	2023
Profit/(Loss) before tax from continuing operations	8,230	(1,192)	2,647
Profit before tax from discontinued operations	12,386	19,376	2,298
Accounting profit before tax	20,616	18,184	4,945
Theoretical income tax expense at the domestic rate in each individual jurisdiction	(3,464)	(3,799)	(862)
Windfall tax	—	—	(449)
(Increase)/decrease resulting from the tax effect of:
Non-taxable income	1,098	82	147
Non-deductible expenses	(319)	(335)	(1,510)
Taxes on unremitted earnings	(338)	(373)	825
Unrecognized deferred tax assets	(57)	(4)	(20)
Total income tax expense	(3,080)	(4,429)	(1,869)
Income tax attributable to continuing operations	(490)	(544)	(260)
Income tax attributable to discontinued operations	(2,590)	(3,885)	(1,609)

During the year ended December 31, 2023 the Group did not recognize deferred tax assets related to the tax loss carry forward in the amount of 20 (2022 - 4, 2021 – 57) because the Group did not believe that the realization of the related deferred tax assets is probable.